Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

December 6, 2016

Federal Home Loan Mortgage Corporation
1551 Park Run Drive
McLean, Virginia 22102

Independent Accountants' Report
on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Federal Home Loan Mortgage Corporation ("Freddie Mac" or the "Company") and Wells Fargo Securities, LLC and Citigroup Global Markets Inc. (collectively, the "Other Specified Parties" and together with Freddie Mac, the "Specified Parties"), relating to the proposed offering of certain classes of Wells Fargo Commercial Mortgage Securities, Inc. Multifamily Mortgage Pass-Through Certificates, Series 2016-K60 and Freddie Mac Structured Pass-Through Certificates, Series K-060.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in "The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities."

Procedures and Findings

On December 6, 2016, representatives of Freddie Mac provided us with a computer generated mortgage loan data file and related record layout (the "Data File") containing 62 mortgage loans that are secured by 62 mortgaged properties (the "Mortgage Assets").

From October 20, 2016 through December 6, 2016, representatives of Freddie Mac provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (the "Characteristics" as indicated on Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

Member of Deloitte Touche Tohmatsu Limited

2

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events and circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of Freddie Mac, with respect to each of the Mortgage Assets (the "Source Documents"):

Promissory note, consolidated, amended and restated promissory note and/or loan modification (collectively, the "Note");

Loan agreement, multifamily loan and security agreement and/or amendment to multifamily loan and security agreement and other loan documents (collectively, the "Loan Agreement");

Mortgage, deed of trust, indemnity deed of trust and/or security instrument (collectively, the "DOT");

Closing statement (the "Closing Statement");

Escrow agreement and/or list of escrows held (collectively, the "Escrow Agreement");

Letter of credit (the "Letter of Credit");

Servicing report, record and/or provided electronic file (the "Servicing Report");

Commitment letter, exhibit A and/or ERLA (collectively, the "Commitment");

Guaranty agreements and/or exceptions to non-recourse agreement (collectively, the "Guaranty");

General Servicing Request (the "Servicing Request");

Title policy or pro-forma title policy (collectively, the "Title Policy");

Ground lease and/or ground lease estoppel (collectively, the "Ground Lease");

Real estate property appraisal report (the "Appraisal Report");

United States Postal Service website – www.usps.com (the "USPS");

Zoning report or zoning summary (collectively, the "Zoning Report");

Property condition report (the "Engineering Report");

Phase I environmental report (the "Phase I Report");

Phase II environmental report (the "Phase II Report");

Seismic report or zoning map (collectively, the "Seismic Report");

Final investment brief, underwriter's summary report and/or financial update (collectively, the "Investment Brief");

Borrower rent roll (the "Rent Roll");

Commercial lease (the "Commercial Lease");

 Energy star report (the "Energy Star Report");

Property insurance certificate, environment insurance certificate, Form 1113 and/or MICT screenshot (collectively, the "Proof of Insurance");

Secondary financing document, subordinate promissory note and/or subordinate loan agreement (collectively, the "Secondary Financing Document");

Property management agreement or assignment of management agreement (collectively, the "Management Agreement");

Cash management agreement, lockbox agreements and/or legal summary (collectively, the "Cash Management Agreement");

Form 1115 (the "Form 1115");

Non-consolidation opinion (the "Non-Consolidation Opinion");

Master servicing bid letter (the "Master Servicing Bid") and

Trustee bid letter (the "Trustee Bid").

*****

	Characteristic	Source Document
1	Freddie Mac Loan Number	Note
2	Seller/Servicer	Note
3	Address (Street)	Appraisal Report, Engineering Report, USPS
4	City	Appraisal Report, Engineering Report, USPS
5	County	Appraisal Report, Engineering Report, USPS
6	State	Appraisal Report, Engineering Report, USPS
7	Zip Code	Engineering Report, Appraisal Report, USPS
8	Property Type	Appraisal Report
9	Property Sub-Type	Appraisal Report
10	Original Principal Balance	Note
11	Cut-off Balance	Refer to calculation procedures below
12	Maturity Balance	Refer to calculation procedures below
13	% of Cut-off Date Pool Balance	Refer to calculation procedures below
14	Note Date	Note
15	Note Rate	Note
16	Rate Type	Note
17	Interest Calculation Method	Note
18	Monthly Debt Service	Refer to calculation procedures below
19	Monthly Debt Service (IO)	Refer to calculation procedures below
20	First Payment Date	Note
21	Maturity Date	Note
22	Payment Date	Note
23	Late Charge Grace Period (# of days)	Note
24	Amortization Type	Note

	Characteristic	Source Document
25	Original Amortization Term (months)	Refer to calculation procedures below
26	Original Loan Term (months)	Refer to calculation procedures below
27	Remaining Amortization (months)	Refer to calculation procedures below
28	Remaining Term (months)	Refer to calculation procedures below
29	Seasoning (months)	Refer to calculation procedures below
30	Interest Only Term (months)	Refer to calculation procedures below
31	Prepay Provision Description	Note, Loan Agreement
32	Partial Defeasance Permitted (Y/N)	Note, Loan Agreement
33	Appraised Value	Appraisal Report
34	Appraisal Firm	Appraisal Report
35	Appraisal Date	Appraisal Report
36	Year Built	Engineering Report, Appraisal Report
37	Year Renovated	Engineering Report, Appraisal Report
38	Number of Units	Rent Roll, Appraisal Report
39	Unit of Measure	Rent Roll, Appraisal Report
40	Cut-off Balance Per Unit	Refer to calculation procedures below
41	# Units - Commercial	Rent Roll, Appraisal Report
42	Elevator (Y/N)	Engineering Report
43	FIRREA Eligible (Y/N)	Appraisal Report
44	Legal Non-Conforming (Y/N)	Zoning Report, Appraisal Report
45	Lien Position	Title Policy
46	Fee Simple/Leasehold	Title Policy
47	Ground Lease Rent	Ground Lease
48	Ground Lease Expiration Date	Ground Lease
49	Ground Lease Expiration Date w/ Extensions	Ground Lease
50	LTV at Cut-off	Refer to calculation procedures below
51	LTV at Maturity	Refer to calculation procedures below
52	U/W EGI	Investment Brief
53	U/W Expenses	Investment Brief
54	U/W NOI	Investment Brief
55	Underwritten Annual Reserves	Investment Brief
56	U/W NCF	Investment Brief
57	U/W DSCR (NCF)	Refer to calculation procedures below
58	U/W IO DSCR (NCF)	Refer to calculation procedures below
59	Most Recent Period Ending	Investment Brief
60	Most Recent EGI	Investment Brief
61	Most Recent Expenses	Investment Brief
62	Most Recent NOI	Investment Brief
63	Most Recent NCF	Investment Brief
64	2nd Most Recent Period Ending	Investment Brief
65	2nd Most Recent EGI	Investment Brief
66	2nd Most Recent Expenses	Investment Brief

	Characteristic	Source Document
67	2nd Most Recent NOI	Investment Brief
68	2nd Most Recent NCF	Investment Brief
69	3rd Most Recent Period Ending	Investment Brief
70	3rd Most Recent EGI	Investment Brief
71	3rd Most Recent Expenses	Investment Brief
72	3rd Most Recent NOI	Investment Brief
73	3rd Most Recent NCF	Investment Brief
74	Occupancy Rate	Rent Roll/Appraisal Report
75	Occupancy as of Date	Rent Roll
76	Monthly Rent per Unit	Refer to calculation procedures below
77	Tenant Concentration Type	Investment Brief
78	% of Tenant Concentration	Investment Brief
79	Condo Ownership (% or N/A)	Loan Agreement
80	Amount Sq. Ft - Commercial	Appraisal Report, Commercial Lease
81	% of NRI from Commercial Rental Income	Refer to calculation procedures below
82	Environmental Firm	Phase I Report
83	Phase I Environmental Report Date	Phase I Report
84	Phase II Recommended (Y/N)	Phase I Report
85	Phase II Performed (Y/N)	Phase II Report
86	Phase II Environmental Report Date	Phase II Report
87	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Report, Phase II Report
88	Engineering Firm	Engineering Report
89	Engineering Report Date	Engineering Report
90	Immediate Repairs Cost Estimate	Engineering Report
91	Replacement Reserves Cost Estimate per Year	Engineering Report
92	Seismic Firm	Seismic Report
93	Seismic Report Date	Seismic Report
94	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report
95	PML Report Required (Y/N)	Engineering Report
96	PML (%)	Seismic Report
97	ENERGY STAR Score	Energy Star Report
98	ENERGY STAR Score Certified (Y/N)	Energy Star Report
99	ENERGY STAR Score Date	Energy Star Report
100	Tax Escrow - Current Balance ($ or N/A)	Servicing Report
101	Tax Escrow - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report
102	Tax Escrow - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report
103	Insurance Escrow - Current Balance ($ or N/A)	Servicing Report
104	Insurance Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Closing Statement
105	Insurance Reserve - Contractual Payment	Escrow Agreement, Servicing Report
106	Environmental Reserve - Current Balance ($ or N/A)	Servicing Report
107	Environmental Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement

	Characteristic	Source Document
108	Environmental Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
109	Engineering Reserve - Current Balance ($ or N/A)	Servicing Report
110	Engineering Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
111	Engineering Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
112	Replacement Reserve - Current Balance ($ or N/A)	Servicing Report
113	Replacement Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
114	Replacement Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
115	Replacement Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
116	Other Reserve - Current Balance ($ or N/A)	Servicing Report
117	Other Reserve - Initial Deposit ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement, Closing Statement
118	Other Reserve Description	Escrow Agreement, Servicing Report, Loan Agreement
119	Other Reserve - Contractual Payment ($ or N/A)	Escrow Agreement, Servicing Report, Loan Agreement
120	Other Reserve - Contractual - Cap ($ or N/A)	Escrow Agreement, Loan Agreement
121	Springing Reserve 1 Name	Loan Agreement, Escrow Agreement
122	Springing Reserve 1 Amount ($ or N/A)	Loan Agreement, Escrow Agreement
123	Springing Reserve 1 Description	Loan Agreement, Escrow Agreement
124	Springing Reserve 2 Name	Loan Agreement, Escrow Agreement
125	Springing Reserve 2 Amount ($ or N/A)	Loan Agreement, Escrow Agreement
126	Springing Reserve 2 Description	Loan Agreement, Escrow Agreement
127	Earnout Reserve Amount ($ or N/A)	Loan Agreement, Escrow Agreement
128	Earnout Reserve Description	Loan Agreement, Escrow Agreement
129	Letter of Credit Amount	Letter of Credit, Loan Agreement
130	Letter of Credit Description	Letter of Credit, Loan Agreement
131	Rent Stabilization Holdback (Y/N)	Loan Agreement, Commitment
132	Beneficiary of Escrow & Reserve Interest Earnings	Loan Agreement, Escrow Agreement
133	Does Borrower Direct Investment of Escrow & Reserve Funds (Y/N)	Loan Agreement, Escrow Agreement
134	Specify Accounts Where Borrower Directs Investment of Escrow/Reserve Funds	Loan Agreement, Escrow Agreement
135	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Escrow Agreement
136	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement
137	Environmental Insurance (Y/N)	Proof of Insurance
138	Flood Insurance (Y/N)	Proof of Insurance
139	Windstorm Insurance (Y or N)	Proof of Insurance
140	Earthquake Insurance In Place (Y/N)	Proof of Insurance
141	Terrorism Insurance (Y/N)	Proof of Insurance
142	Property Insurance Coverage (Y/N)	Proof of Insurance
143	Liability Insurance Coverage (Y/N)	Proof of Insurance
144	Cash Management (Description or N/A)	Cash Management Agreement

	Characteristic	Source Document
145	Lockbox (Y/N)	Cash Management Agreement
146	Existing Financing In Place (Y/N)	Secondary Financing Document, Loan Agreement
147	Existing Financing Amount	Secondary Financing Document, Loan Agreement
148	Existing Financing Description	Secondary Financing Document, Loan Agreement
149	Combined NCF DSCR	Refer to calculation procedures below
150	Combined Cut-off LTV	Refer to calculation procedures below
151	Future Mezzanine Debt (Y/N)	Loan Agreement
152	Future Secondary Financing (Y/N)	Loan Agreement
153	Future Secondary Financing Description	Loan Agreement
154	Substitution Permitted (Y/N)	Loan Agreement, DOT
155	Number of Properties per Loan	Loan Agreement, Appraisal Report
156	Multiproperty Collateral Release Price ($ or N/A)	Loan Agreement, DOT
157	Cross Collateralized and Cross Defaulted	Loan Agreement, DOT
158	Crossed Collateral Release (Y or N or N/A)	Loan Agreement, DOT
159	Crossed Collateral Release Provisions (Description or N/A)	Loan Agreement, DOT
160	Additional Collateral Amount	Loan Agreement, DOT, Escrow Agreement, Commitment
161	Additional Collateral Description	Loan Agreement, DOT, Escrow Agreement, Commitment
162	Loan Purpose	Loan Agreement, Closing Statement
163	Borrowing Entity	Note, Loan Agreement
164	Entity Type	Note, Loan Agreement
165	State of Organization	Note, Loan Agreement
166	Related Borrowers Group Name	Guaranty
167	Borrower Type	Loan Agreement, DOT
168	Tenants In Common (Y/N)	Loan Agreement
169	Delaware Statutory Trust (Y/N)	Loan Agreement, DOT
170	Independent Director (Y/N)	Loan Agreement
171	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
172	Assumption Fee	Loan Agreement
173	Recourse(Y/N)	Note, Guaranty
174	Recourse Description	Note, Guaranty
175	Bad Boy Indemnitor / Guarantor	Guaranty, Servicing Request
176	Environmental Indemnitor (Name or N/A)	Note, Guaranty, Loan Agreement, Servicing Request
177	Environmental Carveout (Y/N)	Note, Guaranty, Loan Agreement
178	Fraud Carveout (Y/N)	Note, Guaranty
179	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Note, Guaranty
180	Voluntary Bankruptcy Carveout (Y/N)	Note, Guaranty
181	Waste Carveout (Y/N)	Note, Guaranty
182	Borrower Or Principal Prior Bankruptcy (Y/N)	Form 1115
183	Management Company	Management Agreement
184	Servicer Name	Commitment

	Characteristic	Source Document
185	Primary Servicing Fee	Commitment
186	Master Servicing Fee	Master Servicing Bid
187	Trustee Fee	Trustee Bid
188	Master Servicer Surveillance Fee	None - provided by Freddie Mac
189	Special Servicer Surveillance Fee	None - provided by Freddie Mac
190	Administration Fee	Refer to calculation procedures below
191	Net Mortgage Rate	Refer to calculation procedures below

With respect to Characteristic 11, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Balance using the First Payment Date, the Monthly Debt Service, the Original Principal Balance, the Interest Calculation Method, the Note Rate, the Interest Only Term (months) and the Cut-off Date (as stipulated by representatives of Freddie Mac). At the request of representatives of Freddie Mac, Cut-off Balance differences of one dollar or less were deemed to be "in agreement" for purposes of this report.

With respect to Characteristic 12, assuming, at your request, no prepayments of principal, we recomputed the Maturity Balance using the First Payment Date, the Monthly Debt Service, the Original Principal Balance, the Interest Calculation Method, the Note Rate, the Interest Only Term (months) and the Maturity Date. At the request of representatives of Freddie Mac, Maturity Balance differences of one dollar or less were deemed to be "in agreement" for purposes of this report.

With respect to Characteristic 13, we recomputed the % of Cut-off Date Pool Balance by dividing the (i) Cut-off Balance by (ii) sum of each of the Mortgage Assets' Cut-off Balance.

With respect to Characteristic 18, (i) we compared the Monthly Debt Service to the Monthly Debt Service (IO) for those Mortgage Assets with an Amortization Type of "Interest Only" and (ii) we compared the Monthly Debt Service to the corresponding information set forth on the Note for those Mortgage Assets with an Amortization Type of "Balloon," "Partial IO" or "Fully Amortizing," as applicable.

With respect to Characteristic 19, we recomputed the Monthly Debt Service (IO) as one twelfth of the product of (i) the Original Principal Balance, (ii) the Note Rate and (iii) a fraction equal to 365/360. This procedure was only performed for those Mortgage Assets with an Amortization Type of "Interest Only" or "Partial IO."

With respect to Characteristic 25, we recomputed the Original Amortization Term (months) using the Original Principal Balance, the Monthly Debt Service and the Note Rate and a 30/360 Interest Calculation Method. This procedure was not performed for those Mortgage Assets with an Amortization Type of "Interest Only."

With respect to Characteristic 26, we recomputed the Original Loan Term (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 27, we recomputed the Remaining Amortization (months) by subtracting the (i) Seasoning (months) from (ii) Original Amortization Term (months). With respect to those Mortgage Assets with an Amortization Type of "Partial IO," for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the Interest Only Term (months). This procedure was not performed for those Mortgage Assets with an Amortization Type of "Interest Only."

With respect to Characteristic 28, we recomputed the Remaining Term (months) by subtracting the (i) Seasoning (months) from (ii) Original Loan Term (months).

With respect to Characteristic 29, we recomputed the Seasoning (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date (as stipulated by representatives of Freddie Mac).

With respect to Characteristic 30, (i) we recomputed the Interest Only Term (months) for those Mortgage Assets with an Amortization Type of "Partial IO" by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the first principal and interest installment due date (as set forth on the Note) and (ii) we compared the Interest Only Term (months) for those Mortgage Assets with an Amortization Type of "Interest Only" to the Original Loan Term (months). This procedure was only performed for those Mortgage Assets with an Amortization Type of "Interest Only" or "Partial IO."

With respect to Characteristic 40, we recomputed the Cut-off Balance Per Unit by dividing the (i) Cut-off Balance by (ii) Number of Units. With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Cut-off Balance and the aggregate Number of Units of the related cross collateralized Mortgage Assets. With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (i) of this procedure was replaced by the sum of the (a) Cut-off Balance and (b) Existing Financing Amount.

With respect to Characteristic 50, we recomputed LTV at Cut-off by dividing the (i) Cut-off Balance by (ii) Appraised Value. With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Cut-off Balance and the aggregate Appraised Value of the related cross collateralized Mortgage Assets. With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (i) of this procedure was replaced by the sum of the (a) Cut-off Balance and (b) Existing Financing Amount.

With respect to Characteristic 51, we recomputed LTV at Maturity by dividing the (i) Maturity Balance by (ii) Appraised Value. With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Maturity Balance and the aggregate Appraised Value of the related cross collateralized Mortgage Assets. With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (i) of this procedure was replaced by the sum of the (a) Maturity Balance and (b) maturity balance of the related pari passu companion Mortgage Asset (as recalculated herein). Assuming, at your request, no prepayments of principal, we recomputed the maturity balance of the related pari passu companion Mortgage Asset using the First Payment Date, the monthly debt service of the related pari passu companion Mortgage Asset (as set forth on or derived from the Loan Agreement), the Existing Financing Amount, the Interest Calculation Method, the Note Rate, the Interest Only Term (months) and the Maturity Date.

With respect to Characteristic 57, we recomputed the U/W DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service. With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate U/W NCF and the aggregate annualized Monthly Debt Service of the related cross collateralized Mortgage Assets. With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (ii) of this procedure was replaced by the sum of the (a) annualized Monthly Debt Service and (b) annualized monthly debt service of the related pari passu companion Mortgage Asset (as set forth on or derived from the Loan Agreement).

With respect to Characteristic 58, we recomputed the U/W IO DSCR (NCF) by dividing the (i) U/W NCF by (ii) annualized Monthly Debt Service (IO). With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate U/W NCF and the aggregate annualized Monthly Debt Service (IO) of the related cross collateralized Mortgage Assets. This procedure was only performed for those Mortgage Assets with an Amortization Type of "Interest Only" or "Partial IO." With respect to a pari passu Mortgage Asset, if any (as set forth on the Loan Agreement), clause (ii) of this procedure was replaced by the sum of the (a) annualized Monthly Debt Service (IO) and (b) product of (1) the Existing Financing Amount, (2) the Note Rate and (3) a fraction equal to 365/360.

With respect to Characteristic 76, we recomputed the Monthly Rent per Unit by dividing the (i) aggregate gross potential rent (as set forth on or derived from the Rent Roll or Investment Brief) by (ii) Number of Units. With respect to the Mortgage Assets identified on the Data File as "Pleasant Lake RV Park," "Southern Charm RV Resort," "Dunedin RV Park" and "Rainbow Village RV Park," we were instructed by representatives of Freddie Mac to replace clause (i) of this procedure with the aggregate site fee of the annual rental tenants (as set forth on or derived from the Rent Roll). At the request of representatives of Freddie Mac, Monthly Rent per Unit differences of one dollar or less were deemed to be "in agreement" for purposes of this report.

With respect to Characteristic 81, we recomputed the % of NRI from Commercial Rental Income by dividing the (i) Freddie Mac proforma commercial income (as set forth on the Investment Brief) by (ii) sum of the (a) Freddie Mac proforma commercial income (as set forth on the Investment Brief) and (b) gross potential rent – residential (as set forth on the Investment Brief). This procedure was not performed for those Mortgage Assets with an Amount Sq. Ft – Commercial of "N/A."

With respect to Characteristic 149, we recomputed the Combined NCF DSCR by dividing the (i) U/W NCF by (ii) sum of the (a) annualized Monthly Debt Service and (b) annualized existing financing in place monthly debt service (as derived from the Secondary Financing Document or Loan Agreement). With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate U/W NCF, the aggregate annualized Monthly Debt Service and aggregate annualized existing financing in place monthly debt service (as derived from the Secondary Financing Document) of the related cross collateralized Mortgage Assets. This procedure was not performed for those Mortgage Assets with an Existing Financing Description containing "N/A," "Unsecured Line of Credit" or "Soft Pay."

With respect to Characteristic 150, we recomputed the Combined Cut-off LTV by dividing the (i) sum of the (a) Cut-off Balance and (b) aggregate Existing Financing Amount by (ii) Appraised Value. With respect to a cross collateralized Mortgage Asset, if any (as set forth on the Loan Agreement or DOT), this procedure was performed with the aggregate Cut-off Balance, the aggregate Existing Financing Amount and the aggregate Appraised Value of the related cross collateralized Mortgage Assets. This procedure was not performed for those Mortgage Assets with an Existing Financing Amount of "N/A" or "Unsecured Line of Credit."

With respect to Characteristic 190, we recomputed the Administration Fee by taking the sum of the (i) Primary Servicing Fee, (ii) Master Servicing Fee, (iii) Trustee Fee, (iv) Master Servicer Surveillance Fee and (v) Special Servicer Surveillance Fee.

With respect to Characteristic 191, we recomputed the Net Mortgage Rate by subtracting the (i) Administration Fee from (ii) Note Rate.